Fair Value Measurements (Details 4) (Commodity contracts, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Total Commodity Derivatives		$ 3,989
Liabilities
Net assets (liabilities)	9,636	3,989
Derivative instruments not designated as hedging instruments | Oil
Assets
Oil Commodity Derivatives, assets	2,311	6,651
Commodity Derivatives Netting, assets	(1,100)	(1,551)
Total Commodity Derivatives	1,211	5,100	2,503
Liabilities
Oil Commodity Derivatives, liabilities	(12,277)	(2,662)
Commodity Derivatives Netting, liabilities	1,100	1,551
Total Commodity Derivatives	(11,177)	(1,111)	(8,462)
Net assets (liabilities)	(9,966)	3,989
Derivative instruments not designated as hedging instruments | Oil | Derivative assets - current
Assets
Oil Commodity Derivatives, assets	162	3,386
Commodity Derivatives Netting, assets	(162)	(1,140)
Total Commodity Derivatives		2,246
Derivative instruments not designated as hedging instruments | Oil | Derivative assets - noncurrent
Assets
Oil Commodity Derivatives, assets	2,149	3,265
Commodity Derivatives Netting, assets	(938)	(411)
Total Commodity Derivatives	1,211	2,854	2,503
Derivative instruments not designated as hedging instruments | Oil | Derivative liabilities - current
Liabilities
Oil Commodity Derivatives, liabilities	(10,347)	(1,732)
Commodity Derivatives Netting, liabilities	162	1,140
Total Commodity Derivatives	(10,185)	(592)	(5,908)
Derivative instruments not designated as hedging instruments | Oil | Derivative liabilities - noncurrent
Liabilities
Oil Commodity Derivatives, liabilities	(1,930)	(930)
Commodity Derivatives Netting, liabilities	938	411
Total Commodity Derivatives	$ (992)	$ (519)	$ (2,554)